Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Grants of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information

We maintain an equity grant policy that provides guidance for the orderly granting of both annual and new hire equity awards. Consistent with our annual compensation cycle, the Compensation Committee has historically granted annual equity awards to our executive officers in June. As a result of the policy, the approximate dates for awards are often known up to a year in advance. The timing of any equity awards to executive officers in connection with new hires, promotions, or other nonroutine awards is tied to the event giving rise to the award (such as an executive officer’s commencement of employment or promotion effective date). In any case, the final timing of equity awards remains subject to sufficient available shares under our applicable equity incentive plans.

The timing of equity award grants is determined independently of the release of any material nonpublic information, and we do not time the disclosure of material nonpublic information for the purpose of increasing the value of equity-based compensation. Accordingly, our equity grant policy provides that to the extent practicable, the Compensation Committee will not grant stock options or other equity-based incentive awards in the period beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K or the filing or furnishing of a current report on Form 8-K that discloses material nonpublic information (other than a current report on Form 8-K disclosing a material new option award grant under Item 5.02(e) of that form), and ending one business day after the filing or furnishing of such report.

Award Timing Method	The timing of equity award grants is determined independently of the release of any material nonpublic information, and we do not time the disclosure of material nonpublic information for the purpose of increasing the value of equity-based compensation. Accordingly, our equity grant policy provides that to the extent practicable, the Compensation Committee will not grant stock options or other equity-based incentive awards in the period beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K or the filing or furnishing of a current report on Form 8-K that discloses material nonpublic information (other than a current report on Form 8-K disclosing a material new option award grant under Item 5.02(e) of that form), and ending one business day after the filing or furnishing of such report.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false